Income Taxes - Components of Income (Loss) Before Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S.					$ (504,096)	$ (853,151)
Foreign					(30,326)	(22,826)
(Loss) Income before income tax expense (benefit)	$ (353,229)	$ (86,202)	$ (129,752)	$ (482,982)	$ (534,422)	$ (875,977)